Nature of business and organization	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Infobird Co., Ltd (“Infobird Cayman” or the “Company”) is a holding company incorporated on March 26, 2020 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Infobird International Limited (“Infobird HK”) established under the laws of Hong Kong on April 21, 2020, Lightyear Technology Pte. Ltd (“Lightyear Technology”), no substantive operations, established under the laws of Singapore on July 25, 2023, and Inforbird Technologies Limited (“Inforbird Technologies”) established under the laws of Hong Kong on July 12, 2023, and 97% of the outstanding share capital of Pure Tech Global Limited (“Pure Tech”) established under the laws of the British Virgin Islands (“BVI”) on February 5, 2024.

Infobird HK is also a holding company holding all of the outstanding equity of Infobird Digital Technology (Beijing) Co., Ltd (“Infobird WFOE”) which was established on May 20, 2020 under the laws of the People’s Republic of China (“PRC” or “China”). The Company disposed Infobird HK and Infobird WFOE on August 11, 2023.

The Company, through its variable interest entity (“VIE”), Beijing Infobird Software Co., Ltd (“Infobird Beijing”), a PRC limited liability company established on October 26, 2001, and through its subsidiaries, is a software-as-a-service (“SaaS”) provider of innovative AI-powered (artificial intelligence enabled) customer engagement solutions in China. The Company primarily provides standard and customized customer relationship management cloud-based services, such as SaaS, and business process outsourcing (“BPO”), services to its clients. The Company disposed Infobird Beijing on August 11, 2023.

On October 17, 2013, Infobird Beijing established its 90.18% owned subsidiary, Guiyang Infobird Cloud Computing Co., Ltd (“Infobird Guiyang”), a PRC limited liability company. Infobird Guiyang also engages in software development and mainly provides BPO services to its customers. On June 20, 2012, Infobird Beijing established a 99.95% owned subsidiary, Anhui Xinlijia E-commerce Co., Ltd (formerly known as Anhui Infobird Software Information Technology Co., Ltd) (“Infobird Anhui”), a PRC limited liability company. Infobird Anhui also engages in software development and mainly provides cloud services and technology solutions to customers. The Company disposed Infobird Guiyang and Infobird Anhui on August 11, 2023.

On May 27, 2020, Infobird Cayman completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of Infobird Cayman prior to the reorganization. Infobird Cayman and Infobird HK were established as the holding companies of Infobird WFOE. Infobird WFOE is the primary beneficiary for accounting purposes of Infobird Beijing and its subsidiaries. All of these entities are under common control which results in the consolidation of Infobird Beijing and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics: (1) the power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and (2) the right to receive benefits from Infobird Beijing that could potentially be significant to such entity. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Infobird Cayman.

On December 2, 2021, Infobird Beijing completed its 51% acquisition of Shanghai Qishuo Technology Inc. (“Shanghai Qishuo”), a PRC limited liability company and a SaaS provider of big data analysis to retail stores aimed at operation improvement, for approximately $1.3 million (RMB 8.6 million). Shanghai Qishuo is a fast-growing provider of consumer product and retail store digitalization solutions. The Company disposed Shanghai Qishuo on August 11, 2023.

On May 31, 2022, Infobird Anhui completed its 100% acquisition of Hefei Weiao Information Technology Co., Ltd (“Anhui Weiao”), a PRC limited liability company owned VATS License with the business scope of “Nationwide Domestic Call Center Services” to improve our cloud-based services. The Company disposed Anhui Weiao on August 11, 2023.

On July 14, 2023, Infobird Cayman completed its 100% acquisition of Inforbird Technologies from an individual. Inforbird Technologies primarily provides standard and customized customer relationship management cloud-based services, such as SaaS, business process outsourcing (“BPO”), and AI software development services to its clients outside of the Mainland of China.

On July 6, 2023, Infobird HK established a 100% owned subsidiary, Guangnian Zhiyuan (Beijing) Technology Co., Ltd (“Guangnian Zhiyuan”), a PRC limited liability company primarily provides standard and customized customer relationship management cloud-based services, such as SaaS, business process outsourcing (“BPO”), and AI software development services to its clients. Infobird HK transferred its 100% interest of Guangnian Zhiyuan to Inforbird Technologies on August 1, 2023.

On July 15, 2024, Guangnian Zhiyuan completed its 100% acquisition of Beijing Suowangda Technology Development Co., Ltd (“Beijing Suowangda”), a PRC limited liability company established on June 13, 2010 from individuals. Beijing Suowangda is primarily a cost center.

On November 30, 2024, Infobird Cayman completed its 97% acquisition of Pure Tech, which is a holding company holding all of the outstanding equity of Pure Media Limited (“Pure Media”). Pure Media was established on March 14, 2024 under the laws of Hong Kong.

Pure Media, through its VIEs, Pinmu Century (Beijing) Marketing Technology Co., Ltd (“Pinmu Century”), a PRC limited liability company established on April 17, 2012, and its subsidiaries, and Zhenxi Brand Marketing Consulting (Shanghai) Centre (“Zhenxi Brand”), a PRC wholly owned enterprise established on July 4, 2019, and its subsidiaries, provides digital advertising and marketing campaign services to its clients in China.

The accompanying consolidated financial statements reflect the activities of Infobird Cayman and each of the following entities

Name	Background	Ownership
Inforbird Technologies Limited (“Inforbird Technologies”)	● A Hong Kong company ● Incorporated on July 12, 2023 ● Software developing that provides software as a service (SaaS)	100% owned by Infobird Co., Ltd
Lightyear Technology Pte. Ltd (“Lightyear Technology”)	● A Singapore company ● Incorporated on July 25, 2023 ● A holding company	100% owned by Infobird Co., Ltd
Guangnian Zhiyuan (Beijing) Technology Co., Ltd (“Guangnian Zhiyuan”)	● A PRC company ● Incorporated on July 6, 2023 ● Registered capital of $1,379,310 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)	100% owned by Inforbird Technologies
Beijing Suowangda Technology Development Co., Ltd (“Beijing Suowangda”)	● A PRC limited liability company ● Incorporated on June 13, 2010 ● Registered capital of $68,794 (RMB 470,000) ● A cost center	100% owned by Guangnian Zhiyuan
Pure Tech Global Limited (“Pure Tech”)	● A BVI company ● Incorporated on February 5, 2024 ●A holding company	97% owned by Infobird Co., Ltd
Pure Media Limited (“Pure Media”)	● A Hong Kong company ● Incorporated on March 14, 2024 ●A holding company	100% owned by Pure Tech
Pinmu Century (Beijing) Marketing Technology Co., Ltd (“Pinmu Century”)	● A PRC limited liability company ● Incorporated on April 17, 2012 ● Registered capital of $1,581,243 (RMB 10,000,000) ● Digital advertising and marketing campaign service	VIE of Pure Media
Zhenxi Brand Marketing Consulting (Shanghai) Centre (“Zhenxi Brand”)	●a PRC wholly owned enterprise ● Incorporated on July 4, 2019 ● Digital advertising and marketing campaign service	VIE of Pure Media

Contractual Arrangements Between Pure Media, and Pinmu Century and Zhenxi Brand

Due to legal restrictions on foreign ownership and investment in, among other areas, the operation of internet public information in China, including digital advertising and marketing campaign on internet, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. Neither the Company nor its subsidiaries own any equity interest in Pinmu Century and Zhenxi Brand. As such, Pinmu Century and Zhenxi Brand are controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements, along with shareholders’ powers of attorney (“POAs”) and spousal consent letters (collectively the “Contractual Arrangements”, which were signed on June 10, 2024 with Pinmu Century and signed on July 31, 2024 with Zhenxi Brand).

The significant terms of the Contractual Arrangements are as follows:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Pure Media and Pinmu Century and Zhenxi Brand, Pure Media has the exclusive right to provide Pinmu Century and Zhenxi Brand with technical support services, consulting services and other services, including technical support and training, business management consultation, consultation, collection and research of technology and market information, marketing and promotion services, customer order management and customer services, lease equipment or properties, provide legitimate rights to use software license, provide deployment, maintenances and upgrade of software, design installation, daily management, maintenance and updating network system, hardware and database, and other services requested by Pinmu Century and Zhenxi Brand from time to time to the extent permitted under PRC law. In exchange, Pure Media is entitled to a service fee that equals to all of the consolidated net income. The service fee may be adjusted by Pure Media based on the actual scope of services rendered by Pure Media and the operational needs and expanding demands of Pinmu Century and Zhenxi Brand. Pursuant to the exclusive business cooperation agreement, the service fees may be adjusted based on the actual scope of services rendered by Pure Media and the operational needs of Pinmu Century and Zhenxi Brand.

The exclusive business cooperation agreement remains in effect unless terminated in accordance with the following provision of the agreement or terminated in writing by Pure Media.

During the term of the exclusive business cooperation agreement, Pure Media and Pinmu Century and Zhenxi Brand shall renew the operation term prior to the expiration thereof so as to enable the exclusive business cooperation agreement to remain effective. The exclusive business cooperation agreement shall be terminated upon the expiration of the operation term of either Pure Media or Pinmu Century, or Zhenxi Brand if the application for renewal of the operation term is not approved by relevant government authorities. If an application for renewal of the operation term is not approved, according to the PRC Company Law, the expiration of the operation term may lead to the dissolution and cancellation of such PRC company.

Exclusive Option Agreements

Pursuant to the exclusive option agreements among Pure Media, Pinmu Century and the shareholders who collectively owned all of Pinmu Century, Zhenxi Brand and the shareholders who collectively owned all of Zhenxi Brand, such shareholders jointly and severally grant Pure Media an option to purchase their equity interests in Pinmu Century and Zhenxi Brand. The purchase price shall be the lowest price then permitted under applicable PRC laws. Pure Media or its designated person may exercise such option at any time to purchase all or part of the equity interests in Pinmu Century and Zhenxi Brand until it has acquired all equity interests of Pinmu Century and Zhenxi Brand, which is irrevocable during the term of the agreements.

The exclusive option agreements remain in effect until all equity interest held by shareholders in Pinmu Century and Zhenxi Brand has been transferred or assigned to Pure Media and/or any other person designated by the Pure Media in accordance with such agreement.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, among Pure Media, Pinmu Century and the shareholders who collectively owned all of Pinmu Century, Zhenxi Brand and the shareholders who collectively owned all of Zhenxi Brand, such shareholders pledge all of the equity interests in Pinmu Century and Zhenxi Brand to Pure Media as collateral to secure the obligations of Pinmu Century and Zhenxi Brand under the exclusive business cooperation agreement and exclusive option agreements. These shareholders are prohibited from transferring the pledged equity interests without the prior consent of Pure Media unless transferring the equity interests to Pure Media or its designated person in accordance to the exclusive option agreements.

Shareholders’ Powers of Attorney (“POAs”)

Pursuant to the shareholders’ POAs, the shareholders of Pinmu Century and Zhenxi Brand give Pure Media an irrevocable proxy to act on their behalf on all matters pertaining to Pinmu Century and Zhenxi Brand and to exercise all of their rights as shareholders of Pinmu Century and Zhenxi Brand, including the (i) right to attend shareholders meeting; (ii) to exercise voting rights and all of the other rights including but not limited to the sale or transfer or pledge or disposition of the shares held in part or in whole; and (iii) designate and appoint on behalf of the shareholder the legal representative, the directors, supervisors, the chief executive officer and other senior management members of Pinmu Century and Zhenxi Brand, and to sign transfer documents and any other documents in relation to the fulfillment of the obligations under the exclusive option agreements and the equity interest pledge agreements. The shareholders’ POAs shall remain in effect while the shareholders of Pinmu Century hold the equity interests in Pinmu Century and Zhenxi Brand.

Spousal Consent Letters

Pursuant to the spousal consent letters, the spouses of the shareholders of Pinmu Century and Zhenxi Brand commit that they have no right to make any assertions in connection with the equity interests of Pinmu Century and Zhenxi Brand, which are held by the shareholders. In the event that the spouses obtain any equity interests of Pinmu Century and Zhenxi Brand, which are held by the shareholders, for any reasons, the spouses of the shareholders shall be bound by the exclusive option agreement, the equity interest pledge agreement, the shareholder POA and the exclusive business cooperation agreement and comply with the obligations thereunder as a shareholder of Pinmu Century and Zhenxi Brand. The letters are irrevocable and shall not be withdrawn without the consent of Pure Media.

Based on the foregoing contractual arrangements, which grant Pure Media effective control of Pinmu Century, Zhenxi Brand, and subsidiaries and enable Pure Media to receive all of their expected residual returns, the Company accounts for Pinmu Century and Zhenxi Brand as VIEs. Accordingly, the Company consolidates the accounts of Pinmu Century, Zhenxi Brand and subsidiaries for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.